Putnam
Municipal
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 15, 2000

REPORT FROM FUND MANAGEMENT

Blake E. Anderson

This year bond investors have been reminded of one of the basic principles of investing: When a turnaround occurs in the financial markets, it usually happens so quickly that unless you are already positioned in the comeback sector, you will be too late to benefit fully. When the Nasdaq plunged in March, setting off a long string of declines in other equity markets, most bond investors benefited. However, for investors in Putnam Municipal Income Fund, improving performance was impaired by the fund's emphasis on lower-rated tax-exempt bonds, which went through a difficult semiannual period.

Total return for 6 months ended 9/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   3.00%  -1.90%    2.57%  -2.43%    2.49%  1.49%     2.75%  -0.60%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* GENERAL MUNICIPAL BOND MARKET IMPROVED, BUT LOWER-RATED BONDS LAGGED

For much of the past year, we have been anticipating the beginning of a slowdown in the economy and better performance -- even though the Federal Reserve Board was absorbed in an agenda of raising interest rates. Prior to the spring drop in the Nasdaq, we had seen five consecutive years of positive returns in most equity markets, and many investors were ignoring the bond market. In general, bond prices moved up, but prices of lower-rated municipal bonds lagged. The highest-quality municipal bonds (AAA/ Aaa-rated) performed better. As a result, we witnessed a dramatic difference in yield between the highest-rated and lowest-rated municipal bonds, a condition known as the credit spread.

Your fund is designed to have a rather large allocation of lower-tier investment-grade bonds and lower-rated high-yield bonds; the allocation was about 47% as of September 30, 2000. In an environment that has favored higher-quality bonds, your fund's performance has lagged behind other national municipal bond funds with similar investment objectives but greater allocations of higher-grade bonds. In the past we have stated that it has been one of our key strategies to increase the percentage of lower-rated holdings in your fund's portfolio, and we currently intend to continue this policy. We firmly believe that the lower-rated sector offers an attractive opportunity and that today's wide credit spreads will begin to narrow. Over time, funds with high-yield components tend to outperform higher-grade funds while demonstrating less price volatility.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care/
hospitals               24.3%

Transportation          18.5%

Utilities               14.5%

Housing                  6.2%

Water and
sewer                    6.1%

Footnote reads:
*Based on net assets as of 9/30/00. Holdings will vary over time.


* PROSPECTS FOR LOWER-RATED CREDITS BEGINNING TO IMPROVE

One of the reasons for our faith in this sector is that the decline in lower-rated bond prices was not caused by rising defaults or by a looming recession. Instead, it was the result of previous cash flows out of municipal bond funds. There is a positive aspect about waiting for the sector's recovery: Investors are paid a higher level of income while they are waiting. With better performance in the general municipal bond market, extremely low valuations in the lower-rated sectors, and the return of many investors to the muni market, we have begun to see signs that credit spreads have peaked and are beginning to close. We recently observed the first indications that attitudes toward lower-rated credits are changing within the hospital, health-care and utilities sectors. Together these sectors make up approximately 38.8% of your fund's portfolio.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 39.4%

Aa/AA -- 4.6%

A -- 9.5%

Baa/BBB -- 18.0%

Ba/BB -- 17.8%

B -- 9.5%

Other -- 1.2%

Footnote reads:
*As a percentage of market value as of 9/30/00. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* SUPPLY/DEMAND CONDITIONS AND AAA-RATED BONDS HELP PERFORMANCE

The supply of municipal bonds has been notably light over the past year, both in terms of new issues and within the secondary market. Because of the strong economy, state and local governments are flush with revenues, reducing their desire to issue bonds. Light supply in the face of greater demand also has helped outstanding municipal bonds perform better.

While we have called attention to the underperformance of lower-rated bonds during this fiscal year, on the brighter side, your fund owns 39.4% of AAA/Aaa-rated bonds. These bonds represent the highest quality and most liquid area of the municipal market. As a result, this group has performed well and its strength has helped to mitigate the underperformance of lower-rated bonds.

"In a flat-to-down year for stocks, it's the bond investors who've got bragging rights."

 -- Special to TheStreet.com, September 27, 2000

* BETTER TIMES AHEAD FOR LOWER-RATED SECTORS

Putnam has always been known for its expertise in security selection and in-depth credit analysis. Credit selection is especially important in a fund such as yours that emphasizes below investment-grade bonds. These bonds add tremendously to a fund's income level, but they also carry greater credit risk. We have always believed that as long as lower-rated credit investments are widely diversified and meticulously researched, they are an intelligent investment choice for tax-free investors.


WHICH COMES FIRST, SUPPLY OR DEMAND?

The age-old chicken-and-egg question is surfacing in the municipal market. Which comes first, supply or demand? The high-yield sector is searching for an answer to that question. High-yield issuers are not bringing new bonds to market until demand improves and credit spreads narrow, while the drop in high-yield bond supply is keeping buyers away.

To date, just 2,229 nonrated bond issues have come to market, totaling $13.3 billion, compared with 4,082 issues totaling $20.6 billion in 1999, according to Thomson Financial Securities Data. What happens when there is little demand for an even smaller supply? There is an unusually large difference between the yields of high-yield and high-grade municipal bonds.

As always, there comes a point at which yields grow too high and investors cannot resist. When that happens, credit spreads will narrow and buyers will come back into the market. Recently we saw an example of this turnaround when a lower investment-grade rated health facility sold a small issue of revenue bonds in Indiana. Investors who bought the issue earned an extraordinary tax-free 7.40% coupon on a 2031 maturity at par. Now that is a yield that is hard to resist.


Recent economic reports indicate that the U.S. economy is still expanding at a healthy clip, though at a slower pace than earlier in the year. Comments by the Fed show that it believes the economy can grow for sustained periods without triggering higher inflation. We believe that this line of thinking is the primary reason why the Fed did not raise interest rates in October, even as it maintained its tightening bias. Based on these reports and the improving cash flow situation, we believe the investments in your fund, especially the lower-rated securities, are well positioned to reap the benefits of narrowing yield spreads.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of those bonds may affect the issuer's ability to pay principal and interest.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Municipal Income Fund is designed for investors seeking as high a level of current income exempt from federal income tax as is consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 9/30/00

                     Class A         Class B         Class C         Class M
(inception dates)   (5/22/89)       (1/4/93)        (2/1/99)        (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          3.00%  -1.90%   2.57%  -2.43%   2.49%   1.49%   2.75%  -0.60%
------------------------------------------------------------------------------
1 year            3.84   -1.11    3.21   -1.69    2.94    1.96    3.46    0.04
------------------------------------------------------------------------------
5 years          28.09   22.07   24.31   22.37   22.65   22.65   26.34   22.22
Annual average    5.08    4.07    4.45    4.12    4.17    4.17    4.79    4.09
------------------------------------------------------------------------------
10 years         94.58   85.26   81.78   81.78   79.55   79.55   88.59   82.55
Annual average    6.88    6.36    6.16    6.16    6.03    6.03    6.55    6.20
------------------------------------------------------------------------------
Life of fund
Annual average    6.86    6.40    6.10    6.10    6.01    6.01    6.49    6.18
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/00

                                   Lehman Brothers
                                       Municipal         Consumer
                                      Bond Index       price index
-------------------------------------------------------------------
6 months                                 3.97%            1.34%
-------------------------------------------------------------------
1 year                                   6.18             3.46
-------------------------------------------------------------------
5 years                                 32.52            13.32
Annual average                           5.79             2.53
-------------------------------------------------------------------
10 years                               102.67            30.82
Annual average                           7.32             2.72
-------------------------------------------------------------------
Life of fund
Annual average                           7.18             3.03
-------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 9/30/00

                       Class A         Class B      Class C       Class M
-----------------------------------------------------------------------------
Distributions (number)    6               6            6             6
-----------------------------------------------------------------------------
Income                $0.243297       $0.217385    $0.210980     $0.232438
-----------------------------------------------------------------------------
Capital gains 1          --              --           --            --
-----------------------------------------------------------------------------
  Total               $0.243297       $0.217385    $0.210980     $0.232438
-----------------------------------------------------------------------------
Share value:         NAV     POP         NAV          NAV       NAV     POP
-----------------------------------------------------------------------------
3/31/00             $8.61   $9.04       $8.61        $8.61     $8.61   $8.90
-----------------------------------------------------------------------------
9/30/00              8.62    9.05        8.61         8.61      8.61    8.90
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current
dividend
rate 2               5.55%   5.29%       4.95%        4.79%     5.30%   5.13%
-----------------------------------------------------------------------------
Taxable
equivalent
yield 3              9.19    8.76        8.20         7.93      8.77    8.49
-----------------------------------------------------------------------------
Current
30-day SEC
yield 4              5.31    5.05        4.70         4.53      5.06    4.89
-----------------------------------------------------------------------------
Taxable
equivalent
yield 3              8.79    8.36        7.78         7.50      8.38    8.10
-----------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index* is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
September 30, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FGIC                -- Financial Guaranty Insurance Company
FHA Insd.           -- Federal Housing Administration Insured
FRB                 -- Floating Rate Bonds
FSA                 -- Financial Security Assurance
GNMA Coll.          -- Government National Mortgage Association Collateralized
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (97.5%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
Alabama (0.7%)
-------------------------------------------------------------------------------------------------------------------
     $    4,640,000 Jackson Cnty., Hlth. Care Auth. Hosp. Rev. Bonds,
                    5.7s, 5/1/19                                                          BBB-        $   3,752,600
          3,750,000 Jefferson Cnty., Swr. Rev. Bond (Rites-PA),
                    Ser. 487 R, FRB, 6.095s, 2/1/38 (acquired 3/23/99,
                    cost $4,290,150)) (RES)                                               AAA             3,684,375
                                                                                                      -------------
                                                                                                          7,436,975

Alaska (0.7%)
-------------------------------------------------------------------------------------------------------------------
                    AK State Hsg. Fin. Corp. Rev. Bonds
          2,300,000 7.7s, 12/1/35 (acquired 10/22/97,
                    cost $2,447,200) (RES)                                                AA/P            2,262,625
          6,500,000 Ser. A, 5.55s, 6/1/34                                                 Aaa             6,118,125
                                                                                                      -------------
                                                                                                          8,380,750

Arizona (3.1%)
-------------------------------------------------------------------------------------------------------------------
                    AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
            710,000 (Phoenix Mem. Hosp.), 8.2s, 6/1/21                                    BB                713,550
            850,000 (St. Luke's Hlth. Syst.), 7 1/4s, 11/1/14                             Aaa               923,313
                    Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
                    (Sierra Vista Cmnty. Hosp.)
          4,705,000 Ser. A, 6 3/4s, 12/1/26                                               BBB-/P          4,281,550
          5,575,000 6.2s, 12/1/17                                                         BBB-/P          5,024,469
          7,000,000 Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/8s, 7/1/11                    Aaa             8,260,000
          2,000,000 Mohave Cnty., Indl. Dev. Auth. Hosp. Syst. Rev.
                    Bonds (Env. Inc. & Phoenix Hosp. & Med. Ctr.),
                    7s, 7/1/16                                                            Aaa             2,162,500
                    Navajo Cnty., Indl. Dev. Rev. Bonds
                    (Stone Container Corp.)
          6,800,000 7.4s, 4/1/26                                                          B/P             6,800,000
          2,500,000 7.2s, 6/1/27                                                          B/P             2,443,750
          4,000,000 Pinal Cnty., Indl. Dev. Auth. Rev. Bonds (Casa
                    Grande Regl. Med. Ctr.), Ser. A, 8 1/8s, 12/1/22                      B/P             3,935,000
                                                                                                      -------------
                                                                                                         34,544,132

Arkansas (1.9%)
-------------------------------------------------------------------------------------------------------------------
          3,900,000 AR State Hosp. Dev. Fin. Auth. Rev. Bonds
                    (WA Regl. Med. Ctr.), 7 3/8s, 2/1/29                                  Baa3            3,846,375
         16,915,000 Northwest Regl. Apt. Auth. Rev. Bonds,
                    7 5/8s, 2/1/27                                                        BB/P           17,718,463
                                                                                                      -------------
                                                                                                         21,564,838

California (8.3%)
-------------------------------------------------------------------------------------------------------------------
         12,625,000 Alameda, Corridor Trans. Auth. Rev. Bonds,
                    Ser. 99-A, zero %, MBIA, 10/1/30                                      AAA             2,209,375
                    Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
                    (Pub. Impts.)
          5,000,000 Ser. A, FSA, 6s, 9/1/24                                               Aaa             5,437,500
         14,000,000 Ser. C, FSA, zero %, 9/1/36                                           Aaa             1,732,500
                    Corona, COP
          4,500,000 (Vista Hosp. Syst.), Ser. B, 9 1/2s, 7/1/20
                    (acquired various dates from 10/23/92 to
                    5/29/97, cost $4,725,000) (In default) (NON) (RES)                    B-/P            2,137,500
          5,800,000 (Hosp. Syst. Inc.), Ser. C, 8 3/8s, 7/1/11
                    (acquired 3/5/96, cost $5,800,000)
                    (In default) (NON) (RES)                                              B-/P            2,755,000
          2,400,000 Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev.
                    Bonds (United Airlines, Inc.), 6 7/8s, 11/15/12                       Baa3            2,478,000
          6,000,000 Metropolitan Wtr. Dist. Rev. Bonds, Ser. A., 5s, 7/1/26               Aa2             5,512,500
          3,615,000 Monrovia, Redev. Agcy. Tax Alloc. Rev. Bonds
                    (Central Redevelopment Project Area-1),
                    Ser. B, AMBAC, 6.7s, 5/1/21                                           Aaa             3,800,269
                    Northern CA Pwr. Agcy. Multi. Cap. Fac.
                    Rev. Bonds IFB
          3,480,000 9.192s, 8/1/17                                                        Aaa             3,775,800
          2,630,000 9.192s, 8/1/17, Prerefunded                                           Aaa             2,935,738
          1,800,000 Ontario, Multifamily Rev. Bonds (Res. Park
                    mtg. Ctr.), Ser. A, FRB, 4s, 8/1/07                                   VMIG1           1,800,000
                    Orange Cnty., Local Trans. Auth. Sales Tax
          5,600,000 IFB, 7.604s, 2/14/11                                                  Aa3             6,895,000
          4,000,000 Rev. Bonds, AMBAC, 6.2s, 2/14/11                                      Aaa             4,480,000
                    San Joaquin Hills, Trans. Corridor Agcy. Toll
                    Road Rev. Bonds
         10,000,000 7.55s, 1/1/10                                                         Aaa            10,875,000
         23,750,000 Ser. A, MBIA, zero %, 1/15/36                                         AAA             3,028,125
         22,000,000 Ser. A, MBIA, zero %, 1/15/34                                         AAA             3,162,500
         10,000,000 Ser. A, MBIA, zero %, 1/15/32                                         AAA             1,612,500
         10,000,000 Ser. A, MBIA, zero %, 1/15/31                                         AAA             1,712,500
         12,900,000 Ser. A, MBIA, zero %, 1/15/25                                         AAA             3,160,500
          3,600,000 San Luis Obispo, COP (Vista Hosp. Sys. Inc.), 8 3/8s,
                    7/1/29 (acquired 7/28/97, cost $3,600,000) (RES)                      B-/P            1,710,000
          3,000,000 Santa Clara Cnty., Hsg. Auth. Rev. Bonds (Blossom
                    River Apts), Ser. A, 6 1/2s, 9/1/39                                   B+/P            2,760,000
         11,840,000 Vallejo, COP (Marine World Foundation), 7s, 2/1/17                    BB+/P          12,713,200
                    Valley Hlth. Syst. Hosp. Rev. Bonds
                    (Refunding & Impt.)
          6,000,000 Ser. A, 6 1/2s, 5/15/25                                               BBB-            5,640,000
          1,000,000 6 1/8s, 5/15/05                                                       BBB-              986,250
                                                                                                      -------------
                                                                                                         93,309,757

Colorado (4.3%)
-------------------------------------------------------------------------------------------------------------------
          6,000,000 Arapahoe Cnty., Cap. Impt. Trust Fund Hwy. Rev.
                    Bonds, Ser. E-470, 7s, 8/31/26                                        Aaa             6,765,000
         10,000,000 CO Edl. Fac. Auth. Rev. Bonds (Ocean Journey, Inc.),
                    8 3/8s, 12/1/26                                                       B+/P           11,125,000
                    Denver, City & Cnty. Arpt. Rev. Bonds
          4,410,000 Ser. A, 8 3/4s, 11/15/23                                              A2              4,652,550
          1,470,000 Ser. A, 8s, 11/15/25                                                  A2              1,512,263
          5,000,000 Ser. D, 7 3/4s, 11/15/13                                              A               5,868,750
          3,310,000 Ser. A, 7 1/2s, 11/15/23                                              A2              3,533,425
          1,075,000 Ser. A, 7 1/4s, 11/15/25                                              AAA             1,154,281
          9,550,000 Ser. B, 7 1/4s, 11/15/23                                              A2              9,955,875
            425,000 Ser. A, 7 1/4s, 11/15/25, Prerefunded                                 AAA               456,344
          3,000,000 Larimer Cnty., School Dist. No. 1 Rev. Bonds
                    (Poudre Impt.), 7s, 12/15/16                                          A2              3,517,500
                                                                                                      -------------
                                                                                                         48,540,988

Connecticut (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,385,000 CT State Dev. Auth. Hlth. Care Rev. Bonds
                    (Alzheimers Resource Ctr.), Ser. A, 10s, 8/15/21                      AAA/P           2,564,591
          6,000,000 CT State Dev. Auth. Poll. Control Rev. Bonds
                    (Western MA), Ser. A, 5.85s, 9/1/28                                   Ba1             5,580,000
                    CT State Dev. Auth. Rev. Bonds (East Hills Woods)
          1,594,354 Ser. A, 7 3/4s, 11/1/17                                               CCC/P           1,446,876
            147,496 Ser. B, 3/1/21                                                        CCC/P              25,074
          4,000,000 CT State Hlth. & Edl. Fac. Auth. IFB (Yale U.),
                    7.214s, 6/10/30                                                       Aaa             4,025,000
          4,000,000 CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
                    (Edgehill), Ser. A, 6 7/8s, 7/1/27                                    BB/P            4,030,000
                                                                                                      -------------
                                                                                                         17,671,541

District of Columbia (4.3%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 DC Convention Ctr. Auth. Rev. Bonds, AMBAC,
                    4 3/4s, 10/1/28                                                       Aaa             4,187,500
         31,750,000 DC G.O. Bonds, Ser. A, 6 3/8s, 6/1/26                                 AAA            34,647,178
          2,590,000 DC Redev. Land Agcy. Rev. Bonds (Wash. D. C.
                    Sports Arena), 5 5/8s, 11/1/10                                        Baa3            2,605,436
                    DC Rev. Bonds (American Geophysical Union)
          4,200,000 5 7/8s, 9/1/23                                                        BBB             3,979,500
          3,350,000 5 3/4s, 9/1/13                                                        BBB             3,207,625
                                                                                                      -------------
                                                                                                         48,627,239

Florida (4.7%)
-------------------------------------------------------------------------------------------------------------------
          8,270,000 Broward Cnty., Resource Recvy. Rev. Bonds
                    (SES Broward Cnty. LP South), 7.95s, 12/1/08                          A3              8,479,562
         22,900,000 Hernando Cnty., Indl. Dev. Rev. Bonds (FL Crushed
                    Stone Co.), 8 1/2s, 12/1/14                                           A-/P           25,304,500
          4,750,000 Orange Cnty., Hlth. Fac. Auth. IFB, 9.289s, 10/1/14
                    (acquired 4/19/95, cost $6,129,272) (RES)                             BBB+/P          6,347,188
          3,140,000 Orange Cnty., School Board COP, Ser. 85,
                    MBIA, FRB, 6.49s, 8/1/22 (acquired
                    12/21/98, cost $3,356,597) (RES)                                      Aaa             2,920,200
          4,978,000 Palm Beach Cnty., Student Hsg. Rev. Bonds
                    (Palm Beach Cmnty. College), Ser. A, 8s, 3/1/23                       B-/P            4,617,095
                    Sanford, Arpt. Auth. Indl. Dev. Rev. Bonds
                    (FL Terminals, Inc.), Ser. A
          2,000,000 7 1/2s, 5/1/10                                                        BB/P            2,100,000
            500,000 7.3s, 5/1/04                                                          BB/P              515,000
          2,000,000 St. Johns Cnty., FL Hlth. Care Indl. Dev. Auth. Rev.
                    Bonds (Glenmoor St. Johns Project), Ser. A,
                    8s, 1/1/30                                                            B+/P            1,985,000
                                                                                                      -------------
                                                                                                         52,268,545

Georgia (0.9%)
-------------------------------------------------------------------------------------------------------------------
                    De Kalb Cnty., Hsg. Auth. Muni. Rev. Bonds
                    (Briarcliff Park Apts.)
          1,500,000 Ser. B, 10s, 4/1/17                                                   AAA/P           1,666,875
          3,700,000 Ser. A, 7 1/2s, 4/1/17                                                AAA/P           3,935,875
          4,530,000 Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
                    Bonds (Visay Paper Inc.), 7.4s, 1/1/16                                BB+/P           4,677,225
                                                                                                      -------------
                                                                                                         10,279,975

Illinois (6.8%)
-------------------------------------------------------------------------------------------------------------------
                    Chicago, Board of Ed. G.O. Bonds
          5,000,000 (Chicago Reform School), Ser. A, 5 1/4s, 12/1/22                      AAA             4,712,500
          5,400,000 Ser. A, FGIC, 12/1/17                                                 Aaa             2,011,500
          7,750,000 Ser. A, FGIC, 12/1/16                                                 Aaa             3,080,625
          9,000,000 Chicago, G.O. Bonds (Neighborhoods
                    Alive 21 Project), Ser. A, FGIC, 5 3/4s, 1/1/40                       Aaa             8,898,750
                    Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
          3,459,000 (United Air Lines, Inc.), Ser. B, 8.95s, 5/1/18                       Baa2            3,570,484
          1,675,000 (United Air Lines, Inc.), Ser. 84A, 8.85s, 5/1/18                     Baa2            1,728,851
          6,615,000 (United Air Lines, Inc.), Ser. 84B, 8.85s, 5/1/18                     Baa2            6,827,672
          5,300,000 (American Airlines, Inc.), 8.2s, 12/1/24                              Baa1            5,856,500
         10,150,000 Cook Cnty., Cmnty. College Dist. No. 508
                    Rev. Bonds, Ser. C, MBIA, 7.7s, 12/1/07                               Aaa            11,862,813
          2,000,000 Huntley, Special Tax Bonds, Ser. A., 6.45s, 3/1/28                    BB+/P           1,847,500
                    IL Dev. Fin. Auth. Retirement Hsg. Rev. Bonds
          2,500,000 (Regency Park-Lincolnwood), Ser. A, 10 1/4s,
                    4/15/19 (acquired 5/10/90, cost $2,388,850)
                    (In default) (NON) (RES)                                              D/P             1,925,000
          1,830,000 (Mercy Hsg. Corp.), 7s, 8/1/24                                        Baa1            2,008,425
                    IL Dev. Fin. Auth. Rev. Bonds (Cmnty. Rehab.
                    Providers Fac.)
          1,125,000 8 3/4s, 7/1/11                                                        B/P             1,177,223
            585,000 8 3/4s, 7/1/11, Prerefunded                                           AAA/P             609,740
          1,080,000 8 1/4s, 8/1/12                                                        B/P             1,117,800
          1,655,000 Ser. A, 7 7/8s, 7/1/20 (acquired 1/25/96,
                    cost $1,655,000) (RES)                                                D/P             1,489,500
          2,745,000 Ser. A, 7 7/8s, 7/1/20, Prerefunded                                   AAA/P           3,149,888
                    IL Hlth. Fac. Auth. Rev. Bonds
          7,540,000 (Glen Oaks Medical Ctr.), Ser. B, 6.95s, 11/15/13                     AAA             8,784,100
          5,000,000 (Hinsdale Hosp.), Ser. A, 6.95s, 11/15/13                             Baa1            5,825,000
                                                                                                      -------------
                                                                                                         76,483,871

Indiana (2.0%)
-------------------------------------------------------------------------------------------------------------------
                    Indianapolis Indl. Arpt. Auth. Special Fac. Rev. Bonds
         11,000,000 (Federal Express Corp.), 7.1s, 1/15/17                                Baa2           11,495,000
         11,000,000 (United Airlines), Ser. A, 6 1/2s, 11/15/31                           Baa3           10,560,000
                                                                                                      -------------
                                                                                                         22,055,000

Iowa (0.7%)
-------------------------------------------------------------------------------------------------------------------
          6,500,000 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                    (Care Initiatives), 9 1/4s, 7/1/25                                    BB/P            7,905,625

Louisiana (5.2%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 Beauregard, Parish Rev. Bonds (Boise Cascade Corp.),
                    7 3/4s, 6/1/21                                                        Baa3            4,120,440
          4,500,000 Hodge, Combined Util. Rev. Bonds (Stone
                    Container Corp.), 9s, 3/1/10                                          B/P             4,593,150
          6,500,000 LA Local Govt. Env. Facs.Comnty. Dev. Auth.
                    Rev. Bonds (St. James Place), Ser. A, 8s, 11/1/19                     B-/P            6,540,625
          5,000,000 LA Pub. Fac. Auth. Hosp. Rev. Bonds (Lake Charles
                    Memorial Hosp. Project), 8 5/8s, 12/1/30                              BB/P            4,912,500
          5,000,000 Lake Charles, Harbor & Term. Dist. Port Fac. Rev.
                    Bonds (Trunkline Co.), 7 3/4s, 8/15/22                                A3              5,331,250
          2,000,000 Port of New Orleans, Indl. Dev. Rev. Bonds
                    (Continental Grain Co.), 7 1/2s, 7/1/13                               CC              2,005,000
          6,995,000 St. Charles Parish, Poll. Control Rev. Bonds
                    (Union Carbide), 7.35s, 11/1/22                                       Baa2            7,257,313
                    W. Feliciana, Parish Poll. Control Rev. Bonds
                    (Gulf States Util. Co.)
          5,000,000 (Gulf States Util. Co.) 9s, 5/1/15                                    BB+/P           5,162,300
          4,000,000 (Gulf States Util. Co.) Ser. II, 7.7s, 12/1/14                        Ba1             4,180,000
          8,000,000 (Gulf States Util. Co.) Ser. C, 7s, 11/1/15                           Ba1             8,250,000
          6,000,000 (Entergy Gulf States), Ser. B, 6.6s, 9/1/28                           Ba1             5,947,500
                                                                                                      -------------
                                                                                                         58,300,078

Maryland (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,650,000 Denton, 1st Mtge. Rev. Bonds (Shore Nursing
                    Rehab. Ctr.), 9s, 4/1/20                                              B-/P            1,687,125

Massachusetts (5.3%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Atlas Boston Tax Exempt Rev. Bonds, Ser. 1, 6.65s,
                    1/1/35 (acquired 1/18/99, cost $5,000,000) (RES)                      BB+/P           5,062,500
          5,000,000 MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. Rev.
                    Bonds, AMBAC, 7.07s, 7/1/18                                           Aaa             4,681,250
                    MA State Dev. Fin. Agcy. Rev. Bonds
          4,000,000 (Alden Place), 6 3/4s, 7/1/30                                         B/P             3,490,000
          4,200,000 (Merrimack Place), 6 3/4s, 7/1/30                                     B/P             3,664,500
          2,000,000 (Lasell Village PJ), Ser. A, 6 3/8s, 12/1/25                          BB-/P           1,770,000
          7,730,000 MA State G.O. Bonds, Ser. 25, 8.22s, 11/1/11
                    (acquired 8/13/98, cost $9,592,157) (RES)                             Aa3             9,092,413
                    MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
          2,860,000 (MA Eye & Ear Infirmary), Ser. A, 7.3s, 7/1/04                        Ba1             2,974,972
          3,600,000 (Rev. Cooley Dickinson Hosp.), 7 1/8s,
                    11/15/18                                                              AAA/P           3,892,500
                    MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                    (Southeastern MA)
          2,900,000 Ser. B, 9 1/4s, 7/1/15                                                BB-/P           3,056,948
         13,000,000 Ser. A, 9s, 7/1/15                                                    BB-/P          13,690,040
          6,565,000 MA State Residual Certificate G.O. Bonds,
                    Ser. 314, 5 3/4s, 8/1/11(acquired 4/19/00,
                    cost $7,166,354) (RES)                                                Aaa             7,467,688
                                                                                                      -------------
                                                                                                         58,842,811

Michigan (2.6%)
-------------------------------------------------------------------------------------------------------------------
            324,000 Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev.
                    Bonds (Glacier Hills Inc.), 8 3/8s, 1/15/19 (SEG)                     B+/P              326,372
          5,450,000 Detroit, Dev. Fin. Auth. Tax Increment Rev.
                    Bonds, Ser. A, 9 1/2s, 5/1/21                                         BBB+/P          6,104,000
                    Detroit, G.O. Bonds
          2,500,000 Ser. A, 6.7s, 4/1/10                                                  A-              2,731,250
          3,000,000 Ser. B, AMBAC, 6 1/4s, 4/1/10                                         AAA             3,187,500
                    MI State Hosp. Fin. Auth. Rev. Bonds
                    (Garden City Hosp.)
          1,330,000 8 1/2s, 9/1/17                                                        Ba3             1,403,270
            670,000 8 1/2s, 9/1/17, Prerefunded                                           Ba3               706,910
          4,500,000 MI State Hsg. Dev. Auth. Rental Hsg. Rev. Bonds,
                    Ser. A, FSA, 7.55s, 4/1/23                                            Aaa             4,634,370
         10,000,000 MI State Strategic Fund Solid Waste Disp. Rev.
                    Bonds (Genesee Pwr. Station), 7 1/2s, 1/1/21                          BB/P           10,275,000
                                                                                                      -------------
                                                                                                         29,368,672

Minnesota (0.8%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Intl. Falls, Env. Fac. Rev. Bonds (Boise Cascade
                    Corp.), 7.2s, 10/1/24                                                 Baa3            5,087,500
          4,740,000 St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds
                    (Hltheast), Ser. A, 6 5/8s, 11/1/17                                   Baa3            4,141,575
                                                                                                      -------------
                                                                                                          9,229,075

Missouri (0.7%)
-------------------------------------------------------------------------------------------------------------------
            430,000 MO State Env. Impt. & Energy Poll. Control Rev. Bonds
                    (Great Lakes Carbon Control), 6 3/4s, 9/1/02                          B-/P              430,000
          6,775,000 MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                    (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                            Aa2             7,308,531
                                                                                                      -------------
                                                                                                          7,738,531

Nebraska (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,700,000 NE Investment Fin. Auth. Single Fam. Mtge. IFB,
                    Ser. 2, GNMA Coll., 10.517s, 9/10/30                                  Aaa             1,774,375

Nevada (1.7%)
-------------------------------------------------------------------------------------------------------------------
          8,500,000 Clark Cnty., Indl. Dev. Rev. Bonds (Southwest
                    Gas Corp.), Ser. A, 7.3s, 9/1/27                                      Baa2            8,829,375
          3,000,000 Clark Cnty., Passenger Fac. Arpt. Rev. Bonds
                    (Las Vegas-McCarran Intl. Arpt.), Ser. A, AMBAC,
                    6s, 7/1/22                                                            AAA             3,131,250
          7,000,000 Las Vegas Monorail Rev. Bond (2nd Tier), AMBAC,
                    7 3/8s, 1/1/40                                                        BB-/P           6,746,250
                                                                                                      -------------
                                                                                                         18,706,875

New Hampshire (2.1%)
-------------------------------------------------------------------------------------------------------------------
                    NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
          4,000,000 (1st Mtge.- Rivermead Peterborough),
                    8 1/2s, 7/1/24                                                        AAA             4,565,000
          2,145,000 (Havenwood-Heritage Heights), 7.1s, 1/1/06                            BB/P            2,190,581
          5,600,000 (Lakes Region Hosp. Assn.), 6 1/4s, 1/1/18                            A-/P            4,998,000
          3,000,000 (Rivermead at Peterborough), 5 3/4s, 7/1/28                           BB/P            2,377,500
          7,000,000 NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
                    (Pub. Svc. Co.), Ser. D, 6s, 5/1/21                                   BBB-            6,536,250
          4,000,000 NH State Bus. Fin. Auth. Rev. Bonds (Franklin Regl.
                    Hosp. Assn. PJ), Ser. A, 6.05s, 9/1/29                                BBB-            3,275,000
                                                                                                      -------------
                                                                                                         23,942,331

New Jersey (3.6%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 NJ Econ. Dev. Auth. Assisted Living Rev. Bonds
                    (Meridian Assisted Living), 6 3/4s, 8/1/30                            B/P             3,485,000
          3,000,000 NJ Econ. Dev. Auth. Indl. Dev. Rev. Bonds
                    (1st mtge.-Cranes Hill), Ser. A, 7s, 2/1/10                           BB-/P           3,033,750
          5,000,000 NJ Econ. Dev. Auth. Rev. Bonds (Newark Arpt.
                    Marriot Hotel), 7s, 10/1/14                                           BBB/P           5,118,750
          5,000,000 NJ Econ. Dev. Auth. Special Fac. Rev. Bonds
                    (Continental Airlines, Inc.), 6 1/4s, 9/15/29                         Ba2             4,668,750
                    NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
          3,000,000 (Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30                         BBB-            3,090,000
          6,000,000 (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19                   Aaa             6,780,000
          3,300,000 NJ State Hsg. & Mtge. Fin. Agcy. Rev. IFB, Ser. I, 7.602s,
                    11/1/07 (acquired 2/11/93, cost $3,420,648) (RES)                     A+/P            3,514,500
          9,000,000 NJ State Tpk. Auth. Rev. Bonds, Ser. C, MBIA,
                    6 1/2s, 1/1/16                                                        Aaa            10,091,250
                                                                                                      -------------
                                                                                                         39,782,000

New Mexico (0.7%)
-------------------------------------------------------------------------------------------------------------------
          8,160,000 Farmington, Poll. Control Rev. Bonds (Tucson Elec.
                    Pwr Co. San Juan), Ser. A, 6.95s, 10/1/20                             Ba3             8,251,800

New York (8.6%)
-------------------------------------------------------------------------------------------------------------------
         10,000,000 Long Island Pwr. Auth. FRB, Ser. 66, MBIA, 6.31s,
                    4/1/10 (acquired 11/3/98, cost $11,298,800) (RES)                     Aaa            10,575,000
          8,750,000 Long Island, Pwr. Auth. NY Elec. Syst. IFB, 6.771s,
                    12/1/24 (acquired 5/19/98, cost $9,511,250) (RES)                     A-/P            8,531,250
          2,760,000 NY City, G.O. Bonds, Ser. F, 8 1/4s, 11/15/16                         Aaa             2,915,250
          3,000,000 NY City, Indl. Dev. Agcy. Rev. Bonds (Visy Paper Inc.),
                    7.95s, 1/1/28                                                         B/P             3,105,000
          5,000,000 Suffolk Cnty., Indl. Dev. Agcy. Fac. Civic Fac. Rev.
                    Bonds (Southampton Hosp. Assn.), Ser. B, 7 5/8s,
                    1/1/30 (acquired 3/19/98, cost $6,169,900) (RES)                      AA/P            5,756,250
                    NY City, Muni. Wtr. Fin. Auth. Rev. Bonds Ser. B
          7,565,000 FGIC, 5 1/8s, 6/15/30                                                 AAA             6,893,606
          3,500,000 AMBAC, 5 1/4s, 6/15/29                                                Aaa             3,255,000
          2,800,000 NY State Dorm. Auth. Lease Rev. Bonds
                    (Court Facs.), 6s, 5/15/39                                            A3              2,863,000
          7,000,000 NY State Dorm. Auth. Rev. Bonds (Rites-PA),
                    Ser. 434, 7.2s, 5/15/15 (acquired 10/6/98,
                    cost $8,278,340) (RES)                                                Aaa             7,035,000
          5,000,000 NY State Energy Res. & Dev. Auth. Poll. Control
                    Rev. Bonds (Lilco Project), Ser. B, 5.15s, 3/1/16                     A-              4,618,750
          5,000,000 NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                    (PA 198), 7.95s, 6/15/10 (acquired 10/22/97,
                    cost $6,012,500) (RES)                                                Aaa             5,943,750
          1,800,000 NY State Local Govt. Assistance Corp. Rev. Bonds,
                    Ser. D, 7s, 4/1/18                                                    Aaa             1,901,250
         11,125,000 NY State Med. Care Fac. Fin. Agcy. Rev. Bonds,
                    Ser. A, AMBAC, FHA Insd., 6 1/2s, 8/15/29                             Aaa            12,167,969
         11,000,000 NY State Urban Dev. Corp. Rev. Bonds
                    (Correctional Facilities), Ser. B, AMBAC,
                    4 3/4s, 1/1/28                                                        AAA             9,363,750
          1,500,000 Oneida Cnty, Indl. Dev. Agcy. Rev. Bonds
                    (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29                         B+/P            1,215,000
          5,500,000 Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds
                    (Solvay Paperboard LLC), 7s, 11/1/30                                  B+/P            5,410,625
          5,000,000 Suffolk Cnty., Indl. Dev. Agcy. Fac. Civic Fac. Rev. Bonds
                    (Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30                     B-/P            4,762,500
                                                                                                      -------------
                                                                                                         96,312,950

North Carolina (2.0%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Charlotte Special Facilities Rev. Bonds (Douglas
                    Intl. Arpt.-US Awy.), 7 3/4s, 2/1/28                                  B/P             1,920,000
          5,000,000 NC Eastern Muni. Pwr. Agcy. FRB, MBIA, 7.407s,
                    1/1/22 (acquired 5/4/00, cost $5,000,000) (RES)                       Aaa             5,475,000
          3,000,000 NC Eastern Muni. Pwr. Agcy. IFB, FGIC, 7.11s, 1/1/25
                    (acquired 3/3/93, cost $3,112,315) (RES)                              Aaa             3,277,500
                    NC Eastern Muni. Pwr. Agcy. Rev. Bonds
          5,250,000 MBIA, 6s, 1/1/18                                                      AAA             5,538,750
          6,000,000 (No. 1, Catawba Elec.), MBIA, 5.6s, 1/1/20                            Aaa             5,790,000
                                                                                                      -------------
                                                                                                         22,001,250

Ohio (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,380,000 OH Hsg. Finl. Agcy. Rev. Bonds, Ser. B-1, GNMA
                    Coll., 5.85s, 9/1/16                                                  AAA/P           2,412,725

Oklahoma (1.2%)
-------------------------------------------------------------------------------------------------------------------
          6,000,000 OK Dev. Fin. Auth. Indl. Dev. Rev. Bonds (Doane
                    Products Co.), 6 1/4s, 7/15/23                                        BB-/P           5,272,500
          5,250,000 OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Healthcare),
                    Ser. A, 5 5/8s, 8/15/29                                               Ba1             3,648,750
          4,505,000 Tulsa Muni. Arpt. Trust Rev. Bonds (American
                    Airlines, Inc.), 7 3/8s, 12/1/20                                      Baa1            4,607,173
                                                                                                      -------------
                                                                                                         13,528,423

Oregon (0.8%)
-------------------------------------------------------------------------------------------------------------------
         10,000,000 Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
                    (Terwilliger Plaza Project), 6 1/2s, 12/1/29                          BB-/P           8,637,500

Pennsylvania (5.7%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panter
                    Creek Partners PJ), 6.65s, 5/1/10                                     BBB-            2,042,500
          7,500,000 Dauphin Cnty., Gen. Auth. Rev. Bonds (Office & Pkg.),
                    Ser. A, 6s, 1/15/25                                                   BB-/P           6,918,750
          3,850,000 Dauphin Cnty., Gen. Auth. Hosp. Rev. Bonds
                    (Northwest Med. Ctr.), 8 5/8s, 10/15/13                               BBB-            4,196,500
          1,180,000 Doylestown, Hosp. Auth. Rev. Bonds (Doylestown
                    Hosp. Pine Run), Ser. A, 7.2s, 7/1/23                                 Baa1            1,277,350
          1,500,000 Lehigh Cnty., Indl. Dev. Auth. Poll. Control IFB
                    (PA Pwr. & Lt. Co.), 8.138s, 9/1/29 (acquired
                    6/20/95, cost $1,651,825) (RES)                                       AAA/P           1,661,250
          4,045,000 McKeesport, Hosp. Auth. Rev. Bonds, 6 1/4s, 7/1/03                    Baa2            4,125,900
                    PA State Econ. Dev. Fin. Auth. Resource Recvy.
                    Rev. Bonds
          4,000,000 (Colver), Ser. E, 8.05s, 12/1/15                                      BBB-/P          4,270,000
          2,000,000 Ser. D, 7.15s, 12/1/18                                                BBB-            2,062,500
          4,250,000 (Northhampton), Ser. B, 6 3/4s, 1/1/07                                BBB-/P          4,287,188
          3,000,000 (Northampton Generating), Ser. A, 6 1/2s, 1/1/13                      BBB-            2,928,750
          2,000,000 PA State Higher Ed. Assistance Agcy. IFB, Ser. B,
                    MBIA, 10.341s, 3/1/20                                                 Aaa             2,382,500
          7,500,000 Philadelphia Auth. For Indl. Dev. Special Fac. Rev.
                    Bonds (U.S. Airways Inc. Project), 8 1/8s, 5/1/30                     B/P             7,631,250
          6,000,000 Philadelphia, Gas Works IFB, FSA, 5.78s, 8/1/21
                    (acquired 1/24/94, cost $5,621,520) (RES)                             AAA             5,317,500
                    Philadelphia, Gas Works Rev. Bonds
          3,000,000 Ser. 13, 7.7s, 6/15/21                                                Aaa             3,126,210
          6,740,000 Ser. 16, FSA, 5 1/2s, 7/1/13                                          AAA             6,900,075
                    Philadelphia, Wtr. & Wastewater IFB
          1,950,000 5.65s, 6/15/12 (acquired 9/13/96,
                    cost $1,850,511) (RES)                                                AAA             2,040,188
          1,300,000 5.525s, 6/15/12, Prerefunded (acquired 9/13/96,
                    cost $1,223,674) (RES)                                                AAA             1,417,000
          1,800,000 Washington Cnty., Indl. Dev. Auth. 1st Mtge. Rev.
                    Bonds (AHF/Central States Inc.), 10 1/4s, 11/1/19                     CCC/P           1,811,250
                                                                                                      -------------
                                                                                                         64,396,661

Puerto Rico (1.3%)
-------------------------------------------------------------------------------------------------------------------
          8,500,000 Cmnwlth. of PR, G.O. Bonds, 7.625s, 7/1/24
                    (acquired 6/12/95, cost $8,912,590) (RES)                             A               8,638,125
          5,400,000 PR Elec. Pwr. Auth. Rev. Bonds, Ser. T, 6 3/8s, 7/1/24                AAA             5,886,000
                                                                                                      -------------
                                                                                                         14,524,125

South Carolina (2.1%)
-------------------------------------------------------------------------------------------------------------------
          8,500,000 Charleston Cnty., Indl. Dev. Bonds (Hoover
                    Group Inc.), 8 1/2s, 11/1/02                                          B/P             8,861,250
          4,555,000 Florence Cnty., Indl. Dev. Auth. Rev. Bonds
                    (Stone Container Corp.), 7 3/8s, 2/1/07                               B/P             4,589,163
                    Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
                    Ser. A. FGIC
          3,775,000 6 1/2s, 1/1/16                                                        Aaa             4,237,438
            630,000 6 1/2s, 1/1/16, Prerefunded                                           Aaa               705,600
          5,000,000 SC Jobs Econ. Dev. Auth. Rev. Bonds (St. Francis
                    Hosp.-Franciscan Sisters), 7s, 7/1/15                                 Baa1            5,400,000
                                                                                                      -------------
                                                                                                         23,793,451

Tennessee (2.6%)
-------------------------------------------------------------------------------------------------------------------
          3,000,000 Elizabethton, Hlth. & Edl. Facs. Board Rev. Bonds
                    (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33                              AAA             3,138,750
          8,500,000 IVRC-Bristol TN Mem. Hosp. Rev. Bonds, FGIC, 14.1s,
                    2/28/14 (acquired 6/16/95, cost $9,366,660) (RES)                     Aaa             7,777,500
         10,000,000 Johnson City, Hlth. & Edl. Facs. Hosp. Board Rev.
                    Bonds (Mtn. States Hlth.), Ser. A, 7 1/2s, 7/1/25                     AAA            10,075,000
          7,000,000 Knox Cnty., Hlth. Edl. & Hsg. Fac. Board Rev. Bonds
                    (Ft. Sanders Alliance), MBIA, 6 1/4s, 1/1/13                          Aaa             7,612,500
                                                                                                      -------------
                                                                                                         28,603,750

Texas (6.5%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
                    Methodist Ctr.), 6s, 11/15/29                                         BB+/P           1,981,250
                    Dallas-Fort Worth Intl. Arpt. Fac. Impt. Corp. Rev.
                    Bonds (American Airlines)
          7,500,000 7 1/4s, 11/1/30                                                       Baa1            7,753,125
          5,000,000 6 3/8s, 5/1/35                                                        Baa1            4,831,250
          7,500,000 Georgetown, Hlth. Facs. Dev. Corp. Rev. Bonds,
                    6 1/4s, 8/15/29                                                       BB+             6,140,625
                    Harris Cnty., Hlth. Facs. Dev. Corp. Rev. Bonds
          6,100,000 (Christus Hlth.), Ser. A, 5 3/4s, 7/1/13                              AAA             6,313,500
         10,325,000 (Hermann Mem. Hosp.), FSA, 5 1/2s, 6/1/15                             Aaa            10,428,250
         15,690,000 Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. C,
                    AMBAC, 6 3/8s, 12/1/17 (SEG)                                          Aaa            16,141,088
                    North Central Hlth. Fac. Dev. Corp. Rev.
                    Bonds (Hosp.), Ser. B
          2,710,000 7.861s, 5/15/08                                                       Aa2             2,815,013
            290,000 7.861s, 5/15/08, Prerefunded                                          AA                309,575
                    Port Arthur Dist., Rev. Bonds (Great Lakes
                    Carbon Corp.)
            430,000 Ser. A, 6 3/4s, 9/1/02                                                B-/P              428,388
            155,000 Ser. B, 6 3/4s, 9/1/02                                                B-/P              154,419
          5,000,000 San Antonio, Elec. & Gas Rev. Bonds, Ser. A,
                    5 1/4s, 2/1/15                                                        Aa1             4,887,500
          4,000,000 Tarrant Cnty., Hlth. Fac. Dev. Corp. Hlth. Syst.
                    (TX Hlth. Res. Sys.), Ser. A, MBIA, 5 3/4s, 2/15/12                   AAA             4,175,000
          2,500,000 Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl.
                    Hosp.), 6s, 7/1/29                                                    Baa2            2,056,250
          3,500,000 TX State IF, Ser. B, FRB, 7.807s, 9/30/11                             Aa2             4,195,625
                                                                                                     --------------
                                                                                                         72,610,858

Virginia (1.2%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB, FGIC,
                    8.455s, 8/15/23                                                       Aaa             2,142,500
          5,000,000 Peninsula Ports Auth. VA Rev. Bonds
                    (Port Fac-Zeigler Coal), 6.9s, 5/2/22                                 CCC/P           2,750,000
          5,000,000 Pocahontas Pk. Way Assn. Toll Rd. Rev. Bonds,
                    Ser. A, 5 1/2s, 8/15/28                                               Baa3            4,093,750
          5,000,000 Suffolk, Redev. & Hsg. Auth. Multi-Fam. Hsg. Rev.
                    Bonds (Beach/Oxford Apts.), 6.1s, 4/1/26                              BB-/P           4,512,500
                                                                                                     --------------
                                                                                                         13,498,750

Washington (1.3%)
-------------------------------------------------------------------------------------------------------------------
         10,000,000 Central Puget Sound, WA Regl. Trans. Auth. Sales
                    Tax & Motor Rev. Bonds, FGIC, 4 3/4s, 2/1/28                          AAA             8,450,000
          5,000,000 WA State Pub. Pwr. Supply Syst. Rev. Bonds
                    (Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16                         Aaa             5,906,250
                                                                                                     --------------
                                                                                                         14,356,250

West Virginia (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,600,000 WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26                    Aaa             3,964,500
          5,000,000 WV State Pkwy. Econ. Dev. & Tourism Auth. IFB,
                    FGIC, 7.181s, 5/16/19                                                 Aaa             5,031,250
                                                                                                     --------------
                                                                                                          8,995,750

Wisconsin (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,400,000 WI Hsg. & Econ. Dev. Auth. IFB (Home
                    Ownership Dev.), 9.449s, 10/25/22                                     Aa3             1,443,372
                                                                                                     --------------
                    Total Municipal Bonds and Notes
                    (cost $1,092,264,913)                                                            $1,091,808,724


PREFERRED STOCKS (0.5%) (a) (cost $6,000,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    6,000,000 MuniMae Tax Exempt Bond Subsidiary, LLC
                    144A, 6.875%, cum. pfd. (acquired 5/7/99,
                    cost $6,000,000) (RES)                                                BB+/P           5,902,500
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,098,264,913) (b)                                      $1,097,711,224
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,120,139,184.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2000 Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,098,271,386, resulting in gross unrealized appreciation and depreciation of $39,237,250 and $39,797,412, respectively, or net unrealized depreciation of $560,162.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2000 was $129,716,302 or 11.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) are the current interest rates shown at September 30, 2000, which are subject to change based on the terms of the security.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates are the current interest rates at September 30, 2000.

      The fund had the following industry group concentrations greater than 10% at September 30, 2000 (as a percentage of net assets):

              Health care/hospitals       24.3%
              Transportation              18.5
              Utilities                   14.5


------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 2000

                                      Aggregate Face  Expiration   Unrealized
                       Total Value        Value          Date     Appreciation
------------------------------------------------------------------------------
Muni Bond Index
(short)                $39,345,749     $39,640,912      Dec-00      $295,163
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,098,264,913) (Note 1)                                    $1,097,711,224
-------------------------------------------------------------------------------------------
Cash                                                                                417,100
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   21,589,570
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,832,744
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    4,747,038
-------------------------------------------------------------------------------------------
Total assets                                                                  1,127,297,676

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                         37,688
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               652,028
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  2,166,757
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,679,991
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,669,006
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          127,171
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       35,059
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,059
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              734,413
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               52,320
-------------------------------------------------------------------------------------------
Total liabilities                                                                 7,158,492
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,120,139,184

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,175,828,158
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (926,484)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (54,503,964)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (258,526)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $1,120,139,184

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($698,334,673 divided by 81,042,957 shares)                                           $8.62
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of 8.62)*                                 $9.05
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($398,294,563 divided by 46,264,867 shares)***                                        $8.61
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($9,790,850 divided by 1,136,518  shares)***                                          $8.61
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,719,098 divided by 1,592,837 shares)                                             $8.61
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.61)**                               $8.90
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended September 30, 2000 (Unaudited)
Tax exempt interest income:                                                     $37,246,679
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,322,400
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      423,815
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   16,897
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,104
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               875,375
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,720,911
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                44,526
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                33,034
-------------------------------------------------------------------------------------------
Other                                                                               139,681
-------------------------------------------------------------------------------------------
Total expenses                                                                    6,584,743
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (173,246)
-------------------------------------------------------------------------------------------
Net expenses                                                                      6,411,497
-------------------------------------------------------------------------------------------
Net investment loss                                                              30,835,182
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (11,332)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,058,804)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period          1,518,876
-------------------------------------------------------------------------------------------
Net loss on investments                                                             448,740
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $31,283,922
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                     September 30         March 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   30,835,182   $   67,864,566
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (1,070,136)      (7,803,895)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                          1,518,876      (86,212,824)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                              31,283,922      (26,152,153)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (20,014,689)     (43,069,316)
--------------------------------------------------------------------------------------------------
   Class B                                                            (10,330,036)     (23,341,496)
--------------------------------------------------------------------------------------------------
   Class C                                                               (219,867)        (341,518)
--------------------------------------------------------------------------------------------------
   Class M                                                               (360,140)        (806,885)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (37,759,501)    (106,888,279)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (37,400,311)    (200,599,647)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,157,539,495    1,358,139,142
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $926,484 and
$836,934, respectively)                                            $1,120,139,184   $1,157,539,495
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                             Sept. 30
operating performance                (Unaudited)                       Year ended March 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.61        $9.25        $9.28        $8.87        $8.93        $8.74
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .24          .49          .49(c)       .50(c)       .52          .52
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .01         (.64)        (.02)         .42         (.06)         .19
------------------------------------------------------------------------------------------------------------------
Total from
investment activities                    .25         (.15)         .47          .92          .46          .71
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.49)        (.50)        (.51)        (.52)        (.52)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.24)        (.49)        (.50)        (.51)        (.52)        (.52)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.62        $8.61        $9.25        $9.28        $8.87        $8.93
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  3.00*       (1.53)        5.14        10.54         5.24         8.31
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $698,335     $715,475     $830,074     $816,444     $794,330     $821,500
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .47*         .94          .98          .95          .96          .95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.85*        5.62         5.29         5.43         5.80         5.86
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.07*       14.32        20.47        33.13        55.08        75.89
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            Sept. 30
operating performance               (Unaudited)                         Year ended March 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.61        $9.24        $9.28        $8.86        $8.92        $8.74
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .22          .44          .44(c)       .44(c)       .46          .47
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                --         (.63)        (.04)         .43         (.06)         .18
------------------------------------------------------------------------------------------------------------------
Total from
investment activities                    .22         (.19)         .40          .87          .40          .65
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.44)        (.44)        (.45)        (.46)        (.47)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.44)        (.44)        (.45)        (.46)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.61        $8.61        $9.24        $9.28        $8.86        $8.92
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.57*       (2.02)        4.40        10.00         4.61         7.55
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $398,295     $420,310     $507,067     $499,594     $473,818     $474,374
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .77*        1.54         1.58         1.55         1.56         1.54
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.55*        5.02         4.70         4.83         5.19         5.25
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.07*       14.32        20.47        33.13        55.08        75.89
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                  For the period
Per-share                             Sept. 30    Year ended  Feb. 1, 1999+
operating performance               (Unaudited)     March 31   to March 31
---------------------------------------------------------------------------
                                        2000         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.61        $9.25        $9.38
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income                    .21          .43          .05(c)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                --         (.64)        (.14)
---------------------------------------------------------------------------
Total from
investment activities                    .21         (.21)        (.09)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.21)        (.43)        (.04)
---------------------------------------------------------------------------
Total distributions                     (.21)        (.43)        (.04)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.61        $8.61        $9.25
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  2.49*       (2.26)       (0.99)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $9,791       $8,467       $4,327
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .85*        1.69          .28*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.47*        4.89          .73*
---------------------------------------------------------------------------
Portfolio turnover (%)                  6.07*       14.32        20.47
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                             Sept. 30
operating performance                (Unaudited)                       Year ended March 31
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.61        $9.25        $9.28        $8.86        $8.92        $8.75
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .23          .47          .47(c)       .47(c)       .49          .50
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                --         (.64)        (.03)         .43         (.06)         .17
------------------------------------------------------------------------------------------------------------------
Total from
investment activities                    .23         (.17)         .44          .90          .43          .67
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.47)        (.47)        (.48)        (.49)        (.50)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.47)        (.47)        (.48)        (.49)        (.50)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.61        $8.61        $9.25        $9.28        $8.86        $8.92
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                 2.75*       (1.77)        4.88        10.39         4.97         7.77
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $13,719      $13,286      $16,671      $15,118      $11,773       $8,394
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .60*        1.19         1.23         1.20         1.21         1.18
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.72*        5.37         5.04         5.16         5.51         5.45
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.07*       14.32        20.47        33.13        55.08        75.89
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
September 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Municipal Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, Inc., believes is consistent with the preservation of capital.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and have a one-year 1.00% contingent deferred sales charge and do not convert to Class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended September 30, 2000, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At March 31, 2000, the fund had a capital loss carryover of approximately $40,625,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $11,838,000    March 31, 2003
    11,290,000    March 31, 2004
     8,494,000    March 31, 2006
     1,800,000    March 31, 2007
     7,203,000    March 31, 2008

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of the fund's average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 2000, fund expenses were reduced by $173,246 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,431 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended September 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $34,788 and $825 from the sale of class A and class M shares, respectively, and received $240,679 and $4,827 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended September 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $23,644 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended September 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $67,231,252 and $109,086,806, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At September 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended September 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,778,642        $ 49,461,969
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,423,063          12,170,766
---------------------------------------------------------------------------
                                             7,201,705          61,632,735

Shares
repurchased                                 (9,234,671)        (79,066,150)
---------------------------------------------------------------------------
Net decrease                                (2,032,966)       $(17,433,415)
---------------------------------------------------------------------------

                                                  Year ended March 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 31,137,596        $278,004,518
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,683,426          23,501,803
---------------------------------------------------------------------------
                                            33,821,022         301,506,321

Shares
repurchased                                (40,489,149)       (359,097,615)
---------------------------------------------------------------------------
Net decrease                                (6,668,127)       $(57,591,294)
---------------------------------------------------------------------------

                                        Six months ended September 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,410,466        $ 12,070,294
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  704,473           6,020,841
---------------------------------------------------------------------------
                                             2,114,939          18,091,135

Shares
repurchased                                 (4,692,876)        (40,157,277)
---------------------------------------------------------------------------
Net decrease                                (2,577,937)       $(22,066,142)
---------------------------------------------------------------------------

                                                  Year ended March 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  6,264,975        $ 55,372,434
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,504,619          13,172,543
---------------------------------------------------------------------------
                                             7,769,594          68,544,977

Shares
repurchased                                (13,797,862)       (120,203,009)
---------------------------------------------------------------------------
Net decrease                                (6,028,268)       $(51,658,032)
---------------------------------------------------------------------------

                                        Six months ended September 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    279,630         $ 2,401,766
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   15,652             133,871
---------------------------------------------------------------------------
                                               295,282           2,535,637

Shares
repurchased                                   (142,444)         (1,220,366)
---------------------------------------------------------------------------
Net increase                                   152,838         $ 1,315,271
---------------------------------------------------------------------------

                                                  Year ended March 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    997,839          $8,796,833
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   27,156             236,373
---------------------------------------------------------------------------
                                             1,024,995           9,033,206

Shares
repurchased                                   (509,221)         (4,440,720)
---------------------------------------------------------------------------
Net increase                                   515,774          $4,592,486
---------------------------------------------------------------------------

                                        Six months ended September 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    168,321          $1,441,676
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   30,857             263,735
---------------------------------------------------------------------------
                                               199,178           1,705,411

Shares
repurchased                                   (149,781)         (1,280,626)
---------------------------------------------------------------------------
Net increase                                    49,397          $  424,785
---------------------------------------------------------------------------

                                                  Year ended March 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    294,068         $ 2,606,518
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   66,632             583,662
---------------------------------------------------------------------------
                                               360,700           3,190,180

Shares
repurchased                                   (620,454)         (5,421,619)
---------------------------------------------------------------------------
Net decrease                                  (259,754)        $(2,231,439)
---------------------------------------------------------------------------


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Municipal Income Fun. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA040 65459  051/353/560  11/00